Borrowings - Annual interest (Details) - installment	Jul. 29, 2022	Feb. 28, 2014	Nov. 30, 2012
Borrowings
Number Of Installments	3
Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | Credit Facility Agreement With BNDES
Borrowings
Maximum percentage of net profits for dividend payment requiring pre-authorization			25.00%
Inframerica Concessionaria do Aeroporto de Brasilia | Credit Facility Agreement With BNDES And CAIXA
Borrowings
Maximum percentage of net profits for dividend payment requiring pre-authorization		25.00%